Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,367	$ 1,539
Acquisitions	91	3,944
Impairment	0	0
Foreign currency translation adjustments	106	(116)
Balance at end of year	5,564	5,367
CIBC First caribbean [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	405	421
Acquisitions	0	0
Impairment	0	0
Foreign currency translation adjustments	8	(16)
Balance at end of year	413	405
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Acquisitions	0	0
Impairment	0	0
Foreign currency translation adjustments	0	0
Balance at end of year	884	884
U.S. Commercial banking and wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	3,952	107
Acquisitions	29	3,944
Impairment	0	0
Foreign currency translation adjustments	97	(99)
Balance at end of year	4,078	3,952
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	126	127
Acquisitions	62	0
Impairment	0	0
Foreign currency translation adjustments	1	(1)
Balance at end of year	$ 189	$ 126